Leases (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Schedule of Lease Rental Income

The Company’s lease rental income during 2021, 2020 and 2019 were as follows:

	2021			2020			2019
	Owned	Managed	Total	Owned	Managed	Total	Owned	Managed	Total
Lease rental income - operating leases	$577,946	$54,652	$632,598	$469,109	$58,175	$527,284	$470,722	$96,227	$566,949
Interest income on net investment in finance leases	82,659	—	82,659	30,121	—	30,121	15,356	—	15,356
Interest income on container leaseback financing receivable	21,380	—	21,380	17,243	—	17,243	10,313	—	10,313
Variable lease revenue	12,708	1,385	14,093	21,952	4,273	26,225	21,468	5,674	27,142
Total lease rental income	$694,693	$56,037	$750,730	$538,425	$62,448	$600,873	$517,859	$101,901	$619,760

Schedule Future Minimum Lease Payments Receivable

Operating Leases

The following is a schedule, by year, of future minimum lease payments receivable under the long-term leases for the owned and managed container fleet as of December 31, 2021:

	Owned	Managed	Total
Year ending December 31:
2022	446,284	29,946	476,230
2023	400,845	26,955	427,800
2024	332,978	23,508	356,486
2025	258,530	18,888	277,418
2026	187,451	13,976	201,427
2027 and thereafter	364,757	15,824	380,581
Total future minimum lease payments receivable	$1,990,845	$129,097	$2,119,942

Schedule of Components of Container Leaseback Financing Receivable

The following table represents the components of the container leaseback financing receivable as of December 31, 2021 and 2020:

	2021	2020
Future minimum payments receivable	$483,325	$505,473
Less: unearned income	(129,065)	(141,181)
Container leaseback financing receivable (1)	354,260	364,292
Less: Allowance for credit losses	(113)	(424)
Container leaseback financing receivable, net	$354,147	$363,868
Amounts due within one year	30,317	27,076
Amounts due beyond one year	323,830	336,792
Container leaseback financing receivable, net	$354,147	$363,868

(1)   One major customer represented 90.6% and 89.7% of the Company’s container leaseback financing receivable portfolio as of December 31, 2021 and 2020, respectively. As of December 31, 2020, one other customer represented 10.3% of the Company’s container leaseback financing receivable portfolio.

Schedule of Components of Net Investment in Finance Leases

Net Investment in Finance Leases

The following table represents the components of the net investment in finance leases as of December 31, 2021 and 2020:

	2021	2020
Future minimum lease payments receivable	$2,558,339	$1,216,086
Residual value of containers	16,532	12,601
Less: unearned income	(768,038)	(347,394)
Net investment in finance leases (1)	$1,806,833	$881,293
Less: Allowance for credit losses	(743)	(1,333)
Net investment in finance leases, net	$1,806,090	$879,960
Amounts due within one year	$113,048	$78,459
Amounts due beyond one year	1,693,042	801,501
Net investment in finance leases, net	$1,806,090	$879,960

(1) One major customer represented 85.1% and 80.1% of the Company’s finance lease portfolio as of December 31, 2021 and 2020, respectively. No other customer represented more than 10% of the Company’s finance leases portfolio in each of those periods.

Future Minimum Lease Payments Receivable Under Direct Financing and Sales-type Leases

The following is a schedule by year of future minimum lease payments receivable under container leaseback financing receivable and net investment in finance leases as of December 31, 2021:

Year ending December 31:	Container Leaseback Financing Receivable	Net Investment in Finance Leases	Total
2022	$50,515	$215,431	$265,946
2023	50,514	205,192	255,706
2024	46,427	201,925	248,352
2025	39,015	196,225	235,240
2026	37,524	198,151	235,675
2027 and thereafter	259,330	1,541,415	1,800,745
Total future minimum lease payments receivable	$483,325	$2,558,339	$3,041,664

Schedule of Rent Expense and Other Information Related to Operating Leases	Rent expense and other information related to the Company's operating leases during 2021, 2020 and 2019 are as follows:

	2021	2020	2019
Operating lease cost	$2,103	$2,103	$2,095
Short-term and variable lease cost	112	128	138
Total rent expense	$2,215	$2,231	$2,233

Cash paid for amounts included in the measurement of lease liabilities	$2,379	$2,221	$2,098

Minimum Lease Payment under Noncancelable Operating Leases

Future minimum lease payment obligations under the Company’s noncancelable operating leases at December 31, 2021 were as follows:

Operating leasing
Year ending December 31:
2022	2,271
2023	2,417
2024	2,397
2025	2,130
2026	2,179
2027 and thereafter	935
Total minimum lease payments	12,329
Less imputed interest	(1,285)
Total present value of operating lease liabilities	$11,044